Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Increase (decrease) through net exchange differences, goodwill	kr 5,070	kr 2,646	kr 3,359
Dividends paid per share	kr 2.5	kr 2	kr 1.5